UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31
Date of reporting period: April 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

FORM N-Q
April 30, 2006

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments (unaudited)	April 30, 2006
FACE AMOUNT	RATING‡	SECURITY	VALUE

CORPORATE BONDS & NOTES — 44.2%
Aerospace & Defense — 1.0%
$1,500,000	A	United Technologies Corp., Debentures, 8.750% due 3/1/21	$1,920,387

Airlines — 0.5%
802,856	BBB+	Continental Airlines Inc., Pass-Through Certificates, Series 2000-1, Class A-
		1, 8.048% due 11/1/20	853,536

Automobiles — 1.2%
3,000,000	BB-	Ford Motor Co., Debentures, 8.875% due 1/15/22	2,340,000

Beverages — 3.5%
		Coca-Cola Enterprises Inc., Debentures:
5,300,000	A	6.750% due 9/15/23	5,551,978
1,000,000	A	6.750% due 9/15/28	1,050,401

		Total Beverages	6,602,379

Chemicals — 7.8%
5,000,000	BB-	Arco Chemical Co., Debentures, 9.800% due 2/1/20 (a)	5,625,000
6,670,000	BBB-	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08 (a)	6,811,778
2,000,000	A	PPG Industries Inc., Debentures, 7.400% due 8/15/19	2,188,182

		Total Chemicals	14,624,960

Commercial Banks — 2.3%
1,000,000	A	Bank One Corp., Subordinated Debentures, 7.625% due 10/15/26	1,135,471
3,000,000	A	BankAmerica Institutional Capital A, Trust Preferred Securities, Series A,
		8.070% due 12/31/26 (b)	3,163,674

		Total Commercial Banks	4,299,145

Communications Equipment — 2.5%
4,775,000	BBB+	Motorola Inc., Debentures, 6.500% due 11/15/28	4,808,669

Diversified Financial Services — 1.9%
1,250,000	A	Boeing Capital Corp., Senior Notes, 6.100% due 3/1/11	1,281,104
2,000,000	A	Verizon Global Funding Corp., Notes, 7.750% due 12/1/30	2,212,408

		Total Diversified Financial Services	3,493,512

Diversified Telecommunication Services — 1.3%
500,000	A	BellSouth Capital Funding Corp., Debentures, 7.875% due 2/15/30	566,717
2,000,000	A	BellSouth Telecommunications Inc., Debentures, 6.375% due 6/1/28	1,938,914

		Total Diversified Telecommunication Services	2,505,631

Electrical Equipment — 0.4%
775,000	A	Rockwell Automation Inc., Debentures, 6.700% due 1/15/28	827,046

Energy Equipment & Services — 1.5%
2,200,000	BBB	Duke Capital LLC, Senior Notes, 8.000% due 10/1/19	2,535,905
200,000	BBB+	Halliburton Co., Debentures, 8.750% due 2/15/21	248,981

		Total Energy Equipment & Services	2,784,886

Food & Staples Retailing — 3.5%
6,700,000	AA	Wal-Mart Stores Inc., 4.750% due 8/15/10 (a)	6,535,334

Food Products — 2.9%
5,775,000	BBB	Tyson Foods Inc., Notes, 7.000% due 5/1/18	5,490,142

Gas Utilities — 1.0%
1,775,000	BBB	ONEOK Inc., Debentures, 6.875% due 9/30/28	1,823,136

Household Products — 1.4%
2,600,000	AA-	Procter & Gamble Co., Debentures, 6.450% due 1/15/26	2,713,880

See Notes to Schedule of Investments. 1

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
FACE AMOUNT	RATING‡	SECURITY	VALUE

Insurance — 4.2%
$7,775,000	BBB-	CNA Financial Corp., Senior Notes, 6.950% due 1/15/18 (a)	$7,886,019

Machinery — 2.1%
2,750,000	A	Caterpillar Inc., Notes, 6.625% due 7/15/28	2,936,194
1,000,000	A	Dover Corp., Notes, 6.500% due 2/15/11	1,039,963

		Total Machinery	3,976,157

Media — 2.4%
4,250,000	BBB	Viacom Inc., Senior Debentures, 7.875% due 7/30/30	4,593,974

Metals & Mining — 0.6%
1,000,000	A-	Alcoa Inc., Notes, 6.750% due 1/15/28	1,063,149

Multiline Retail — 0.7%
750,000	BBB-	J.C. Penney Co. Inc., Debentures, 7.650% due 8/15/16	819,439
500,000	A+	Target Corp., Debentures, 6.750% due 1/1/28	537,357

		Total Multiline Retail	1,356,796

Tobacco — 1.5%
2,475,000	BBB	Altria Group Inc., Debentures, 7.750% due 1/15/27	2,790,592

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $83,150,170)	83,289,330

ASSET-BACKED SECURITY — 5.2%
Student Loan — 5.2%
10,000,000	AAA	PSE&G Transition Funding LLC, Series 2005-1, 4.180% due 12/15/10 (a)
		(Cost — $9,999,740)	9,910,918

MUNICIPAL BONDS — 48.6%
Arizona — 2.4%
4,300,000	AAA	Phoenix, AZ, IDA, Taxable, Refunding, America West Arena, AMBAC-
		Insured, 7.125% due 12/1/21 (c)	4,534,995

California — 16.4%
2,350,000	AAA	Alameda, CA, Corridor Transportation Authority Revenue, Taxable, Senior
		Lien, Series C, MBIA-Insured, 6.600% due 10/1/29	2,521,480
		Fresno, CA:
5,000,000	AAA	GO, Taxable Pension Obligations, MBIA-Insured, 6.550% due 6/1/29	5,326,100
		Joint Powers Financing Authority Lease Revenue, Taxable, Series B,
		FSA-Insured:
1,000,000	AAA	6.930% due 6/1/23	1,099,590
1,000,000	AAA	7.030% due 6/1/31	1,117,220
1,500,000	AAA	Los Angeles, CA, Convention & Exhibit Center Authority Lease Revenue,
		Taxable, Series A, MBIA-Insured, 7.125% due 8/15/24	1,548,105
7,980,000	AAA	Monrovia, CA, RDA Tax Allocation, Taxable, Refunding Central
		Redevelopment Project, Series A, AMBAC-Insured, 7.050% due 5/1/29 (a)	8,233,764
5,000,000	AAA	Oakland, CA, Revenue, Taxable, 1800 Harrison Foundation, Series A,
		AMBAC-Insured, Call 1/1/10 @ 100, 8.500% due 1/1/29 (d)	5,518,550
2,040,000	AAA	Pinole, CA, RDA Tax Allocation, Taxable, Refunding, Pinole Vista, Series B,
		MBIA-Insured, 6.750% due 8/1/17	2,120,294
1,300,000	AAA	San Dieguito, CA, PFA Revenue, Taxable, Series B, AMBAC-Insured,
		7.000% due 8/1/18	1,368,029
2,000,000	AAA	Union City, CA, Community RDA Tax Allocation, Taxable, Community
		Redevelopment Project, Series B, AMBAC-Insured, 7.250% due 10/1/33	2,112,340

		Total California	30,965,472

See Notes to Schedule of Investments. 2

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
FACE AMOUNT	RATING‡	SECURITY	VALUE

Connecticut — 3.0%
$4,700,000	AAA	Bridgeport, CT, GO, Taxable Pension Bonds, FGIC-Insured, 7.640% due
		1/15/30 (a)	$5,565,458

Georgia — 2.5%
4,500,000	AAA	De Kalb County, GA, Development Authority Revenue, Taxable, VA
		Regional Office Project, MBIA-Insured, 6.875% due 3/1/20	4,677,435

Kentucky — 1.5%
2,820,000	AAA	Owensboro, KY, Electric Light & Power System, Taxable, Series A, FSA-
		Insured, 6.340% due 1/1/20	2,911,452

Maryland — 1.9%
3,300,000	Aaa(e)	Maryland State Transportation Authority Limited Obligation
		Taxable, Baltimore/Washington International Airport, MBIA-Insured,
		6.650% due 7/1/32	3,553,539

Massachusetts — 3.2%
5,800,000	AAA	Northeastern University Revenue, Taxable, Series A, MBIA-Insured, 7.040%
		due 10/1/28 (a)	5,967,678

New Jersey — 4.1%
		New Jersey EDA Revenue, Taxable, Series B:
3,000,000	AA-	Business Employment, 5.178% due 11/1/15	2,919,540
5,000,000	AAA	Taxable, Municipal Rehabilitation, AMBAC-Insured, 5.800% due 4/1/25	4,828,250

		Total New Jersey	7,747,790

New York — 0.8%
1,625,000	Aa1(e)	New York State Housing Finance Agency Revenue, Secured Mortgage, Series B,
		SONYMA-Insured, 6.370% due 8/15/34	1,597,619

Oregon — 2.8%
4,000,000	Aaa(e)	Corvallis, OR, GO, Taxable, Pension Liability, Series A, AMBAC-Insured,
		6.500% due 1/1/30	4,250,600
1,000,000	AAA	Eugene, OR, Electric Utility Revenue, Taxable, Series A, FSA-Insured,
		6.320% due 8/1/22	1,039,140

		Total Oregon	5,289,740

Pennsylvania — 2.3%
1,685,000	AAA	Delaware River Port Authority of Pennsylvania & New Jersey, Taxable, Port
		District Project, Series A, FSA-Insured, 7.630% due 1/1/21 (c)	1,959,150
2,295,000	AAA	York County, PA, IDA, Taxable, County Guaranteed, Industrial
		Development, Series B, FGIC-Insured, Call 4/1/08 @ 102,
		6.875% due 10/1/18 (d)	2,406,399

		Total Pennsylvania	4,365,549

Texas — 5.1%
2,500,000	AAA	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp.
		Rental Car Facility, Taxable, MBIA-Insured, 7.070% due 11/1/24	2,623,250
6,600,000	AAA	Tyler, TX, Health Facilities Development Corp. Hospital Revenue, Taxable,
		East Texas, Series E, FSA-Insured, 7.830% due 11/1/27 (a)	6,971,646

		Total Texas	9,594,896

Virginia — 2.6%
5,000,000	AA+	Virginia State Housing Development Authority, Taxable, Series W, 6.020%
		due 1/1/28	4,821,900

		TOTAL MUNICIPAL BONDS
		(Cost — $87,469,736)	91,593,523

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $180,619,646)	184,793,771

See Notes to Schedule of Investments. 3

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$628,000	Interest in $513,793,000 joint tri-party repurchase agreement dated 4/28/06
	with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.790% due 5/1/06;
	Proceeds at maturity - $628,251; (Fully collateralized by various U.S.
	Treasury obligations, 0.000% to 2.375% due 4/30/06 to 4/15/11; Market
	value - $640,564)
	(Cost — $628,000)	$628,000

	TOTAL INVESTMENTS — 98.3% (Cost — $181,247,646#)	185,421,771
	Other Assets in Excess of Liabilities — 1.7%	3,165,753

	TOTAL NET ASSETS — 100.0%	$188,587,524

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Rating by Moody's Investors Service.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 6 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
IDA - Industrial Development Authority
MBIA - Municipal Bond Investors Assurance Corporation
PFA - Public Facilities Authority
RDA - Redevelopment Agency
SONYMA - State of New York Mortgage Association
VA - Veterans Administration
See Notes to Schedule of Investments. 4

LEGG MASON PARTNERS TOTAL RETURN BOND FUND

Schedule of Investments (unaudited) (continued)	April 30, 2006
Summary of Investments by Industry *
CORPORATE BONDS & NOTES
Chemicals	7.8%
Insurance	4.3
Beverages	3.6
Food & Staples Retailing	3.5
Food Products	3.0
Communications Equipment	2.6
Media	2.5
Commercial Banks	2.3
Machinery	2.1
Other	13.3
ASSET-BACK SECURITY
Student Loan	5.3
MUNICIPAL BONDS
Tax Allocation	6.7
Transportation	5.7
General Obligation	5.3
Pre-Refunded	4.3
Hospitals	3.8
Education	3.2
Housing: Single-Family	2.6
Utilities	2.1
Industrial Development	1.6
Housing: Multi-Family	0.9
Miscellaneous	13.2
SHORT-TERM INVESTMENT	0.3

100.0%

* As a percent of total investments. Please note that Fund holdings are subject to change.
See Notes to Schedule of Investments. 5

Bond Ratings(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Total Return Bond Fund (formerly known as Smith Barney Total Return Bond Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (formerly known as Smith Barney Income Funds) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, municipal obligations, quotations from bond dealers, including municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, exchange rate or securities markets, also, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,872,479
Gross unrealized depreciation	(3,698,354)

Net unrealized appreciation	$4,174,125

7

Notes to Schedule of Investments (unaudited) (continued)

At April 30, 2006, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain

Contracts to Sell:
U.S. Treasury Bonds	560	6/06	$62,601,039	$59,832,500	$2,768,539

8

ITEM 2.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date June 29, 2006

By /s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date June 29, 2006